Operating leases - Schedule of Operating Lease Maturity (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Leases [Abstract]
Year 1	$ 42,309
Year 2	38,927
Year 3	32,339
Year 4	24,316
Year 5	17,843
Thereafter	39,798
Total future minimum lease payments	195,532
Lease imputed interest	(20,777)
Total	$ 174,755